ADVANCED SERIES TRUST
AST Western Asset Core Plus Bond Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus for the AST Western Asset Core Plus Bond Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Strategy Changes and Name Change
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Western Asset Management Company, LLC and Western Asset Management Company Limited (collectively, Western Asset); (ii) changing the name of the Portfolio to the "AST Core Fixed Income Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the investment management agreement among the Trust, PGIM Investments LLC, and AST Investment Services, Inc. to reflect a reduced contractual management fee rate for the Portfolio. These changes are expected to become effective on February 14, 2022.
To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 14, 2022:
A.All references in the Prospectus to "AST Western Asset Core Plus Bond Portfolio" are hereby changed to "AST Core Fixed Income Portfolio."
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST WESTERN ASSET CORE PLUS BOND Portfolio – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as "junk bonds"), but at least B-/B3, or if unrated, are determined by the Portfolio's subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio's dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio's subadviser will take action to bring the Portfolio's dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns.
The Portfolio is allocated among three subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), and Wellington Management Company LLP (Wellington Management), and Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset). Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
C.The table in the "SUMMARY: AST WESTERN ASSET CORE PLUS BOND PORTFOLIO – MANAGEMENT OF THE PORTFOLIO" section of the Prospectus is hereby deleted and replaced with the table set forth below:

Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
PGIM Investments		Rick Babich	Vice President,	February 2022
LLC			Portfolio Manager
AST Investment		Todd Kerin	Vice President,	February 2022
Services, Inc.			Portfolio Manager
	PGIM, Inc./PGIM	Michael J. Collins, CFA	Managing	February 2022
	Limited		Director and
Senior Portfolio
Manager
		Richard Piccirillo	Managing	February 2022
Director and
Senior Portfolio
Manager
		Gregory Peters	Managing	February 2022
Director and Co-
Chief Investment
Officer
		Lindsay Rosner, CFA	Principal	February 2022

	Wellington Management	Joseph F. Marvan, CFA	Senior Managing	February 2022
	Company LLP		Director and
Portfolio Manager
		Campe Goodman, CFA	Senior Managing	February 2022
Director and
Portfolio Manager
		Robert D. Burn, CFA	Managing	February 2022
Director and
Portfolio Manager
	Western Asset	S. Kenneth Leech	Portfolio Manager	March 2014
Management Company,
LLC / Western Asset
Management Company
Limited
		Mark S. Lindbloom	Portfolio Manager	November 2007
		Julien A. Scholnick	Portfolio Manager	April 2016
		John Bellows	Portfolio Manager	April 2018
		Frederick Marki	Portfolio Manager	April 2018
D.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST WESTERN ASSET CORE PLUS BOND PORTFOLIO – Principal Investment Policies" is hereby deleted and replaced with the information set forth below:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as "junk bonds"), but at least B-/B3, or if unrated, are determined by the Portfolio's subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio's dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio's subadviser will take action to bring the Portfolio's dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns.
The Portfolio is allocated among three subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), Wellington Management Company LLP (Wellington Management), and Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset). Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
PGIM Fixed Income is responsible for managing a portion of the Portfolio's assets. PGIM Fixed Income's strategy uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, PGIM Fixed Income develops views on economic, policy and market trends. In its bottom-up research, PGIM Fixed Income develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. PGIM Fixed Income may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The PGIM Fixed Income strategy may invest in a security based upon the expected total return rather than the yield of such security.
Wellington Management is responsible for managing a portion of the Portfolio's assets. Wellington Management's Core Bond strategy is a fundamental investment approach managed in a benchmark-relative style that invests across the major sectors of the domestic, investment grade bond market, including US government and agency securities, mortgage and structured finance securities, and investment-grade US dollar denominated corporate and sovereign securities. The objective is to generate excess returns primarily through research-driven sources of alpha due to our advantage in the depth of our global research. The Wellington Management team aims to run a well-diversified portfolio such that no one source of alpha overwhelms returns. To be considered for inclusion in Wellington Management's allocation portion of the Portfolio, securities must possess the risk/return characteristics appropriate for relatively conservative fixed income investors.
Wellington Management's Core Bond investment process is designed to harness the daily collaboration that occurs across Wellington Management's broad investment platform. The portfolio management team partners with a broad range of specialist investors, researchers, and traders from across fixed income and equities who inform the team's investment views and provide guidance regarding security selection decisions within individual sectors. Included among these resources are fixed income credit analysts, global industry (equity) analysts, macro specialists, and fixed income traders who contribute to the team's investment dialogue.
Western Asset is responsible for managing a portion of the Portfolio's assets. Western Asset normally invests at least 80% of its allocated portion of the Portfolio (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). Western Asset may invest up to 20% of its allocated portion of the Portfolio in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as "junk bonds"), but at least B-/B3, or if unrated, are determined by Western Asset to be of comparable quality.
The target dollar weighted average effective duration of the Western Asset managed portion of the Portfolio's assets is expected to range within 30% of the duration of the domestic bond market as a whole. The Western Asset managed portion of the Portfolio's dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, Western Asset will take action to bring the Portfolio's dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Western Asset managed portion of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
Western Asset may invest in derivatives. Western Asset may use derivative instruments to hedge its investments or to seek to enhance returns.
E.The section of the Prospectus entitled "HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Western Asset Core Plus Bond Portfolio" is hereby deleted and replaced with the information set forth below:
AST Core Fixed Income Portfolio
PGIM Investments. Rick Babich and Todd Kerin are jointly and primarily responsible for the Portfolio's asset allocations.

Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan & Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Todd Kerin is a Vice President and Portfolio Manager on the Strategic Investment Research Group's (SIRG) Portfolio Construction team. He focuses on the discretionary management of multi-asset investment solutions including risk budgeting and manager allocation within both traditional and alternative asset classes. Mr. Kerin joined PGIM Investments and SIRG in October 2006 as an investment manager research analyst. Prior to joining SIRG, he spent 12 years with Standard and Poor's working in various capacities. Most recently, he worked as a senior fixed income mutual fund analyst in S&P's Credit Market Services Group. Mr. Kerin received his M.B.A. in Finance from Saint Thomas Aquinas College and a B.A. in English Literature from Western New England University.
PGIM Fixed Income Segment. The PGIM Fixed Income portfolio managers responsible for the day-to-day management of the Portfolio are Michael J. Collins, Richard Piccirillo, Gregory Peters and Lindsay Rosner.
Michael J. Collins, CFA, is a Managing Director and Senior Portfolio Manager for Core, Core Plus, Absolute Return, and other Multi-Sector Fixed Income strategies. Previously, Mr. Collins was a High Yield Portfolio Manager and Fixed Income Investment Strategist. Earlier he was a credit research analyst, covering investment grade and high yield corporate credits. Additionally, he developed proprietary quantitative international interest rate and currency valuation models for our global bond unit. Mr. Collins began his career at the Firm in 1986 as a software applications designer. He received a BS in Mathematics and Computer Science from Binghamton University and an MBA in Finance from New York University. Mr. Collins holds the Chartered Financial Analyst (CFA) designation and is a Fellow of the Life Management Institute (FLMI). He currently serves as the Treasurer on the Board of CEA, a non-profit that provides education and employment for people with disabilities. Mr. Collins was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit. Mr. Collins is the host of PGIM Fixed Income's "All The Credit" podcast.
Richard Piccirillo is a Managing Director and senior portfolio manager for PGIM Fixed Income's Core, Long Government/Credit, Core Plus, Absolute Return, and other multi-sector Fixed Income strategies. Mr. Piccirillo had specialized in mortgage-and asset-backed securities since joining the Firm in 1993. Before joining the Firm, Mr. Piccirillo was a fixed income analyst with Fischer Francis Trees & Watts. Mr. Piccirillo started his career as a financial analyst at Smith Barney. He received a BBA in Finance from George Washington University and an MBA in Finance and International Business from New York University. Mr. Piccirillo was named a 2019 winner of the Pension and Investment Provider Award for Global Multi- Asset Credit.
Gregory Peters is a Managing Director and Co-Chief Investment Officer of PGIM Fixed Income. Mr. Peters is also a senior portfolio manager for Core, Long Government/Credit, Core Plus, Absolute Return, and other multi-sector Fixed Income strategies. Prior to joining the Firm in 2014, Mr. Peters was Morgan Stanley's Global Director of Fixed Income & Economic Research and Chief Global Cross Asset Strategist, responsible for the Firm's macro research and asset allocation strategy. Earlier, he worked at Salomon Smith Barney and the Department of U.S. Treasury. He received a BA in Finance from The College of New Jersey and an MBA from Fordham University. Mr. Peters is a member of the Fixed Income Analyst Society and the Bond Market Association. Mr. Peters was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.
Lindsay Rosner, CFA, is a Principal on the Multi-Sector Portfolio Management Team for PGIM Fixed Income. Her primary responsibilities are supporting our efforts in managing multi-sector portfolios across several mandates, including Core, Core Plus, and Core Conservative, both intermediate and long duration. Prior to joining the Firm in 2012, Ms. Rosner worked for Barclays Capital (and prior to that, Lehman Brothers) in New York City where she was a convertible bond trader, working with both hedge fund and traditional money management clients. Ms. Rosner is a graduate of Princeton University. She received a BA from the Woodrow Wilson School of Public and International Affairs. Ms. Rosner holds the Chartered Financial Analyst (CFA) designation.
Wellington Management Segment. The Wellington Management portfolio managers who are primarily responsible for the day-to-day management of the segment of the Portfolio managed by Wellington Management are Joseph Marvan, CFA, Campe Goodman, CFA and Robert D. Burn, CFA.

Joseph F. Marvan, CFA, Senior Managing Director, Partner, and Fixed Income Portfolio Manager. Joe is a fixed income portfolio manager and serves as chair of the Broad Markets Team. As chair, he is responsible for setting aggregate risk levels and investment strategy in Core Bond Plus, Core Bond, Intermediate Bond, and Long Bond portfolios.
Prior to joining Wellington Management in 2003, Joe was a senior portfolio manager and head of US Fixed Income at State Street Global Advisors, working on a wide range of fixed income portfolios, including those concentrating on total return, mortgage-backed securities, nondollar bonds, and investment-grade credit (1996 — 2003). Prior to that, he worked at both The Boston Company and Shearson Lehman Brothers in Fixed Income Portfolio Management and Trading (1988 — 1996).
Joe earned his MBA, magna cum laude, from Babson College (Olin, 2001) and his BS in finance from Ithaca College (1987). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA Institute.
Campe Goodman, CFA, Senior Managing Director, Partner, and Fixed Income Portfolio Manager. Campe is a portfolio manager on the Broad Markets Team and lead portfolio manager on the Multi Sector Credit and Impact Bond portfolios. His focus is sector rotation —asset allocation across the major fixed income sectors — and he leads the specialist team responsible for the development of the top-down sector rotation strategy that is utilized in the Core Bond, Core Bond Plus, Impact Bond, Intermediate Bond, and Multi Sector Credit portfolios.
Prior to joining Wellington Management in 2000, Campe spent four years at the Massachusetts Institute of Technology studying macroeconomics and finance in a doctoral program in economics.
He received his AB in mathematics, magna cum laude, from Harvard College (1995). In addition, he holds the Chartered Financial Analyst designation.
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager. As a fixed income portfolio manager, Rob develops strategic and tactical investment strategies using both fundamental and quantitative analysis and implements those strategies in portfolios. He also focuses on portfolio construction and risk management, and is a member of the Broad Markets Team.
Prior to joining Wellington Management in 2007, Rob worked as a senior mechanical engineer modeling high power lasers at Lockheed Martin Corporation (2003 — 2005). Before that, he held engineering positions in the telecom and manufacturing industries (1998 — 2003).
Rob earned his MBA with high honors from the University of Chicago (2007) and his MS and BS in mechanical engineering from MIT (1998, 1997). Additionally, he holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society Boston.
Western Asset Segment. The Western Asset segment of the Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Chief Investment Officer S. Kenneth Leech and Portfolio Managers, Mark S. Lindbloom Julien A. Scholnick, John Bellows, and Frederick Marki serve as co-leaders of this team and are jointly and primarily responsible for the day-to-day strategic oversight of the Western Asset segment's investments and for supervising the day-to- day operations of the various sector specialist teams dedicated to the specific asset classes in which the Western Asset segment of the Portfolio invests.
As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.
S. Kenneth Leech is a graduate of the University of Pennsylvania. Mr. Leech has been employed by Western Asset since 1990 and has held the position of Chief Investment Officer since March 2014. Prior to that time, Mr. Leech served as a portfolio manager, Co-Chief Investment Officer and CIO Emeritus at Western Asset.
Mark S. Lindbloom received an MBA from Pace University and a Bachelor of Science from Rider University. Prior to joining Western Asset in 2005, Mr. Lindbloom was a Portfolio Manager at Citi-group Asset Management.
Julien A. Scholnick is a Portfolio Manager with Western Asset and has over 19 years of experience. Prior to joining the Firm in 2003, Mr. Scholnick served as an Associate in the Private Client Group with Salomon Smith Barney, as a Senior Analyst with Digital Coast Partners, and as a Senior Analyst with Arthur Andersen, LLP. Mr. Scholnick holds a Bachelor of Arts degree from the University of California, Los Angeles, and an MBA from Cornell University. He also holds the Chartered Financial Analyst designation.

John L. Bellows, PhD, is a Portfolio Manager and Research Analyst with Western Asset. Prior to joining the Firm in 2012, Mr. Bellows served at the U.S. Department of the Treasury, most recently as the Acting Assistant Secretary for Economic Policy. At Western Asset, he is a member of the US Broad Strategy Committee and the Global Investment Strategy Committee. Mr. Bellows holds a Bachelor of Arts degree in Economics from Dartmouth College, where he graduated Magna Cum Laude, and a PhD in Economics from the University of California, Berkeley. He also holds the CFA designation.
Frederick R. Marki is a Portfolio Manager with Western Asset and has more than 34 years of experience. Prior to joining the Firm in 2005, Mr. Marki was Senior Portfolio Manager with Citigroup Asset Management, Portfolio Manager with UBS, and Vice President with Merrill Lynch. He began his career as an Assistant Economist at the Federal Reserve Bank of New York. Mr. Marki holds a Bachelor of Science degree from the Massachusetts Institute of Technology as well as the CCFA designation.
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